SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

●	Basis of presentation

The Company has prepared the accompanying unaudited condensed financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. These financial statements are unaudited and, in our opinion, include all adjustments consisting of normal recurring adjustments and accruals necessary for a fair presentation of our condensed balance sheets, statements of operations and other comprehensive loss, statements of stockholders’ deficit and cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for any subsequent quarter or for the full year ending December 31, 2025 due to various factors. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with the rules and regulations of the SEC. These condensed consolidated financial statements should be read in conjunction with the 2024 audited financial statements and accompanying notes filed with the SEC.

●	Basis of presentation
These accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).
Emerging Growth Company

●	Emerging Growth Company

We are an “emerging growth company” under the JOBS Act. For as long as we are an “emerging growth company,” we are not required to: (i) comply with any new or revised financial accounting standards that have different effective dates for public and private companies until those standards would otherwise apply to private companies, (ii) provide an auditor’s attestation report on management’s assessment of the effectiveness of internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act, (iii) comply with any new requirements adopted by the Public Company Accounting Oversight Board (“PCAOB”) or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the issuer or (iv) comply with any new audit rules adopted by the PCAOB after April 5, 2012, unless the SEC determines otherwise. However, we have elected to “opt out” of the extended transition period discussed in (i) and will therefore comply with new or revised accounting standards on the applicable dates on which the adoption of such standards are required for non-emerging growth companies. Section 107 of the JOBS Act provides that our decision to opt out of such extended transition period for compliance with new or revised accounting standards is irrevocable.

●	Emerging Growth Company

We are an “emerging growth company” under the JOBS Act. For as long as we are an “emerging growth company,” we are not required to: (i) comply with any new or revised financial accounting standards that have different effective dates for public and private companies until those standards would otherwise apply to private companies, (ii) provide an auditor’s attestation report on management’s assessment of the effectiveness of internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act, (iii) comply with any new requirements adopted by the Public Company Accounting Oversight Board (“PCAOB”) or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the issuer or (iv) comply with any new audit rules adopted by the PCAOB after April 5, 2012, unless the SEC determines otherwise. However, we have elected to “opt out” of the extended transition period discussed in (i) and will therefore comply with new or revised accounting standards on the applicable dates on which the adoption of such standards are required for non-emerging growth companies. Section 107 of the JOBS Act provides that our decision to opt out of such extended transition period for compliance with new or revised accounting standards is irrevocable.

Use of estimates and assumptions

●	Use of estimates and assumptions

In preparing these unaudited condensed consolidated financial statements, management makes estimates and assumptions that affect the reported amounts of assets and liabilities in the balance sheet and revenues and expenses during the years reported. Actual results may differ from these estimates. If actual results significantly differ from the Company’s estimates, the Company’s financial condition and results of operations could be materially impacted. Significant estimates in the period include the allowance for doubtful accounts on accounts receivable, the incremental borrowing rate used to calculate right of use assets and lease liabilities, valuation and useful lives of intangible assets, impairment of long-lived assets, valuation of common stock and stock warrants, stock option valuations, imputed interest on amounts due to related parties, inventory valuation, revenue recognition, the allocation of purchase consideration in business combinations, and deferred tax assets and the related valuation allowance.

●	Use of estimates and assumptions

In preparing these consolidated financial statements, management makes estimates and assumptions that affect the reported amounts of assets and liabilities in the balance sheet and revenues and expenses during the years reported. Actual results may differ from these estimates. If actual results significantly differ from the Company’s estimates, the Company’s financial condition and results of operations could be materially impacted. Significant estimates in the period include the allowance for doubtful accounts on accounts receivable, the incremental borrowing rate used to calculate right of use assets and lease liabilities, valuation and useful lives of intangible assets, impairment of long-lived assets, valuation of common stock and stock warrants, stock option valuations, revenue recognition, the allocation of purchase consideration in business combinations, and deferred tax assets and the related valuation allowance.

Basis of consolidation

●	Basis of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

●	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

Business combination

●	Business combination

The Company follows Accounting Standards Codification (“ASC”) ASC Topic 805, Business Combinations (“ASC 805”) and ASC Topic 810, Consolidation (“ASC 810”). ASC Topic 805 requires most identifiable assets, liabilities, non-controlling interests, and goodwill acquired in a business combination to be recorded at “fair value.” The statement applies to all business combinations. Under ASC 805, all business combinations are accounted for by applying the acquisition method. Accounting for the resulting goodwill requires significant management estimates and judgment. Management performs periodic reviews of the carrying value of goodwill to determine whether events and circumstances indicate that an impairment in value may have occurred. A variety of factors could cause the carrying value of goodwill to become impaired. A write-down of the carrying value of goodwill could result in a non-cash charge, which could have an adverse effect on the Company’s results of operations.

●	Business combination

The Company follows Accounting Standards Codification (“ASC”) ASC Topic 805, Business Combinations (“ASC 805”) and ASC Topic 810, Consolidation (“ASC 810”). ASC Topic 805 requires most identifiable assets, liabilities, non-controlling interests, and goodwill acquired in a business combination to be recorded at “fair value.” The statement applies to all business combinations. Under ASC 805, all business combinations are accounted for by applying the acquisition method. Accounting for the resulting goodwill requires significant management estimates and judgment. Management performs periodic reviews of the carrying value of goodwill to determine whether events and circumstances indicate that an impairment in value may have occurred. A variety of factors could cause the carrying value of goodwill to become impaired. A write-down of the carrying value of goodwill could result in a non-cash charge, which could have an adverse effect on the Company’s results of operations.

Noncontrolling interest

●	Noncontrolling interest

The Company accounts for noncontrolling interests in accordance with ASC Topic 810, which requires the Company to present noncontrolling interests as a separate component of total shareholders’ equity (deficit) on the condensed consolidated balance sheets and the consolidated net loss attributable to its noncontrolling interest be clearly identified and presented on the face of the condensed consolidated statements of operations and comprehensive loss.

●	Noncontrolling interest

The Company accounts for noncontrolling interests in accordance with ASC Topic 810, which requires the Company to present noncontrolling interests as a separate component of total shareholders’ equity (deficit) on the consolidated balance sheets and the consolidated net loss attributable to its noncontrolling interest be clearly identified and presented on the face of the consolidated statements of operations and comprehensive loss.

Segment reporting

●	Segment reporting

ASC Topic 280, Segment Reporting (“Topic 280”) establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about geographical areas, business segments and major customers in unaudited condensed consolidated financial statements. The Company currently operates in six reportable operating segments: (i) Online Grocery and Food and Groceries Deliveries, (ii) Digital marketing, (iii) Online ticketing and reservation, (iv) Telecommunications Reseller, (v) e-Commerce, and (vi) Corporate.

●	Segment reporting

ASC Topic 280, Segment Reporting (“Topic 280”) establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about geographical areas, business segments and major customers in consolidated financial statements. The Company currently operates in six reportable operating segments: (i) Online Grocery and Food and Groceries Deliveries, (ii) Digital marketing, (iii) Online ticketing and reservation, (iv) Telecommunications Reseller, (v) e-Commerce, and (vi) Corporate.

Cash and cash equivalents

●	Cash and cash equivalents

Cash and cash equivalents are carried at cost and represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less as of the purchase date of such investments. As of September 30, 2025 and December 31, 2024, the cash and cash equivalents excluded restricted cash amounted to $6,552,702 and $7,630,079, respectively.

The Company currently has bank deposits with financial institutions in the U.S. which exceed FDIC insurance limits. FDIC insurance provides protection for bank deposits up to $250,000, so there were uninsured balance of $0 and $56,430 as of September 30, 2025 and December 31, 2024, respectively. In addition, the Company has uninsured bank deposits of $6,332,941 and $7,330,486 with a financial institution outside the U.S as of September 30, 2025 and December 31, 2024, respectively. All uninsured bank deposits are held at high quality credit institutions.

●	Cash and cash equivalents

Cash and cash equivalents are carried at cost and represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less as of the purchase date of such investments. As of December 31, 2024 and 2023, the cash and cash equivalents excluded restricted cash amounted to $7,630,079 and $3,628,670, respectively.

The Company currently has bank deposits with financial institutions in the U.S. which exceed FDIC insurance limits. FDIC insurance provides protection for bank deposits up to $250,000, so there were uninsured balance of $56,430 and $83,152 as of December 31, 2024 and 2023, respectively. In addition, the Company has uninsured bank deposits of $7,330,486 and $3,262,161 with a financial institution outside the U.S as of December 31, 2024 and 2023, respectively. All uninsured bank deposits are held at high quality credit institutions.

Restricted cash

●	Restricted cash

Restricted cash refers to cash that is held by the Company for specific reasons and is, therefore, not available for immediate ordinary business use. The restricted cash represented fixed deposit maintained in bank accounts that are pledged. As of September 30, 2025 and December 31, 2024, the restricted cash amounted to $50,000 and $53,900, respectively.

●	Restricted cash

Restricted cash refers to cash that is held by the Company for specific reasons and is, therefore, not available for immediate ordinary business use. The restricted cash represented fixed deposit maintained in bank accounts that are pledged. As of December 31, 2024 and 2023, the restricted cash amounted to $53,900 and $95,312, respectively.

Accounts receivable

●	Accounts receivable

Accounts receivables are recorded at the amounts that are invoiced to customers, do not bear interest, and are due within contractual payment terms, generally 30 to 90-days from completion of service or the delivery of a product. Credit is extended based on an evaluation of a customer’s financial condition, the customer’s creditworthiness and their payment history. Accounts receivable outstanding longer than the contractual payment terms are considered past due. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. Quarterly, the Company specifically evaluates individual customer’s financial condition, credit history, and the current economic conditions to monitor the progress of the collection of accounts receivables. The Company records bad debt expense and records an allowance for doubtful accounts for any estimated losses resulting from the inability of its customers to make required payments. For receivables that are past due or not being paid according to payment terms, appropriate actions are taken to pursue all means of collection, including seeking legal resolution in a court of law. Account balances are charged off against the allowance for doubtful accounts after all means of collection have been exhausted and the potential for recovery is considered remote. Currently, the Company does not have any off-balance-sheet credit exposure related to its customers, and as of both September 30, 2025 and December 31, 2024, there was no need for allowance for doubtful accounts.

●	Accounts receivable

Accounts receivables are recorded at the amounts that are invoiced to customers, do not bear interest, and are due within contractual payment terms, generally 30 to 90-days from completion of service or the delivery of a product. Credit is extended based on an evaluation of a customer’s financial condition, the customer’s creditworthiness and their payment history. Accounts receivable outstanding longer than the contractual payment terms are considered past due. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. Quarterly, the Company specifically evaluates individual customer’s financial condition, credit history, and the current economic conditions to monitor the progress of the collection of accounts receivables. The Company records bad debt expense and records an allowance for doubtful accounts for any estimated losses resulting from the inability of its customers to make required payments. For receivables that are past due or not being paid according to payment terms, appropriate actions are taken to pursue all means of collection, including seeking legal resolution in a court of law. Account balances are charged off against the allowance for doubtful accounts after all means of collection have been exhausted and the potential for recovery is considered remote. Currently, the Company does not have any off-balance-sheet credit exposure related to its customers, and as of both December 31, 2024 and 2023, there was no need for allowance for doubtful accounts.

Inventories

●	Inventories

Inventories are stated at the lower of cost or net realizable value, cost being determined on a first-in-first-out method. Costs include hardware equipment and peripheral costs which are purchased from the Company’s suppliers as merchandized goods. The Company provides inventory allowances based on excess and obsolete inventories determined principally by customer demand. No allowance for obsolete inventories was recorded by the Company during the three and nine months ended September 30, 2025 and 2024. The inventories amounted to $82,131 and $157,734 at September 30, 2025 and December 31, 2024, respectively.

●	Inventories

Inventories are stated at the lower of cost or net realizable value, cost being determined on a first-in-first-out method. Costs include hardware equipment and peripheral costs which are purchased from the Company’s suppliers as merchandized goods. The Company provides inventory allowances based on excess and obsolete inventories determined principally by customer demand. During the years ended December 31, 2024 and 2023, the Company recorded an allowance for obsolete inventories of $0 and $0, respectively. The inventories amounted to $157,734 and $431,483 at December 31, 2024 and 2023, respectively.

Prepaid expenses

●	Prepaid expenses

Prepaid expenses represent payments made in advance for products or services to be received in the future and are amortized to expense on a ratable basis over the future period to be benefitted by that expense. Since the Company has prepaid expenses categorized as both current and non-current assets, the benefits associated with the products or services are considered current assets if they are expected to be used during the next twelve months and are considered non-current assets if they are expected to be used over a period greater than one year.

●	Prepaid expenses

Prepaid expenses represent payments made in advance for products or services to be received in the future and are amortized to expense on a ratable basis over the future period to be benefitted by that expense. Since the Company has prepaid expenses categorized as both current and non-current assets, the benefits associated with the products or services are considered current assets if they are expected to be used during the next twelve months and are considered non-current assets if they are expected to be used over a period greater than one year.

Plant and equipment

●	Plant and equipment

Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful lives
Computer equipment	3 years
Office equipment	5 years
Furniture and fixtures	3 - 5 years
Renovation	5 years

Expenditures for repairs and maintenance are expensed as incurred. When assets have been retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

●	Plant and equipment

Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful lives
Computer equipment	3 years
Office equipment	5 years
Renovation	5 years

Expenditures for repairs and maintenance are expensed as incurred. When assets have been retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

Intangible assets

●	Intangible assets

Intangible assets consist primarily of software platforms, internally developed applications, acquired intellectual technology, and other identifiable intangible assets. Intangible assets are recorded at cost if internally developed or at fair value if acquired in a business combination.

Intangible assets are classified as either indefinite-lived or definite-lived, based on the period over which the asset is expected to contribute to future cash flows.

Indefinite-lived intangible assets, including certain trademarks and trade names, are not amortized but are subject to annual impairment testing or more frequently if events or changes in circumstances indicate the carrying amount may not be recoverable. Impairment is recognized when the carrying amount exceeds the estimated fair value, determined using discounted cash flow analyses or other appropriate valuation techniques.

Definite-lived intangible assets, including acquired technology, software licenses, software platform, and Apps development and intellectual technology, are amortized on a straight-line basis over their estimated useful lives. These assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the carrying value exceeds the estimated undiscounted future cash flows, an impairment loss is recorded for the excess of carrying value over fair value.

Costs incurred during the preliminary project stage of developing software for internal use are expensed as incurred. Costs incurred during the application development stage that meet the criteria for capitalization under ASC 350-40 are capitalized and amortized over the estimated useful life of the software.

Research and development costs are expensed as incurred unless they meet the criteria for capitalization described above. These costs primarily relate to the design and development of new software applications, enhancements to existing platforms, and other technology-based solutions.

The estimated useful lives of the Company’s intangible assets are as follows:

Asset Type	Expected useful life
Software platform	2.5 years
Apps development	3 years
Computer software	3 years
Software system	3 years
Intellectual technology	3 years
Identifiable intangible asset	Indefinite
Other intangible assets	3 – 5 years

●	Intangible assets

Intangible assets consist primarily of software platforms, internally developed applications, acquired intellectual technology, and other identifiable intangible assets. Intangible assets are recorded at cost if internally developed or at fair value if acquired in a business combination.

Intangible assets are classified as either indefinite-lived or definite-lived, based on the period over which the asset is expected to contribute to future cash flows.

Indefinite-lived intangible assets, including certain trademarks and trade names, are not amortized but are subject to annual impairment testing or more frequently if events or changes in circumstances indicate the carrying amount may not be recoverable. Impairment is recognized when the carrying amount exceeds the estimated fair value, determined using discounted cash flow analyses or other appropriate valuation techniques.

Definite-lived intangible assets, including acquired technology, software licenses, software platform, and Apps development and intellectual technology, are amortized on a straight-line basis over their estimated useful lives. These assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the carrying value exceeds the estimated undiscounted future cash flows, an impairment loss is recorded for the excess of carrying value over fair value.

Costs incurred during the preliminary project stage of developing software for internal use are expensed as incurred. Costs incurred during the application development stage that meet the criteria for capitalization under ASC 350-40 are capitalized and amortized over the estimated useful life of the software.

Research and development costs are expensed as incurred unless they meet the criteria for capitalization described above. These costs primarily relate to the design and development of new software applications, enhancements to existing platforms, and other technology-based solutions.

The estimated useful lives of the Company’s intangible assets are as follows:

Asset Type	Estimated Useful life
Software platform	2.5 years
Apps development	3 years
Computer software	3 years
Software system	3 years
Intellectual technology	3 years
Identifiable intangible asset	Indefinite
Other intangible assets	3 – 5 years

Impairment of long-lived assets

●	Impairment of long-lived assets

In accordance with the provisions of ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”, all long-lived assets such as plant and equipment and intangible assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. There has been no impairment charge for the three and nine months ended September 30, 2025 and 2024 presented.

●	Impairment of long-lived assets

In accordance with the provisions of ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”, all long-lived assets such as plant and equipment and intangible assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. Impairment loss of intangible assets of $135,000 and $276,000 have been recognized for the years ended December 31, 2024 and 2023, respectively.

Revenue recognition

●	Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). Under ASU 2014-09, the Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements:

●	Identify the contract with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to performance obligations in the contract; and
●	Recognize revenue as the performance obligation is satisfied.

The Company generates its revenues from a diversified a mix of e-commerce activities that correspond to our six business segments (business to consumer or “B2C”), lifestyle (B2C), grocery and food delivery (B2C), telecommunication reseller (B2C), online ticketing and reservations (B2C) and the services providing to merchants for their business growth (business to business or “B2B”), merchant POS (B2B), digital marketing (B2B) and online ticketing and reservations (B2B).

The Company’s performance obligations include providing connectivity between merchants and consumers, generally through an online ordering platform. The platform allows merchants to create an account, display a menu and track their sale reports on the merchant facing application. The platform also allows the consumers to create an account and order from merchants on the consumer facing application. The platform allows a delivery company to accept an online delivery request and deliver or ship an order from a merchant to customer.

Lifestyle

The Company has developed an online lifestyle platform (the “Lifestyle Platform”) under its own brand name of “Leflair” to enable consumers to purchase high-end brands in many categories. Using the Company’s smart search engine, consumers search or review their favorite brands among hundreds of choices in various categories, including Apparel, Bags & Shoes, Accessories, Health & Beauty, Home & Lifestyle, International, Women, Men and Kids & Babies categories. The Lifestyle Platform also allows customers to order from hundreds of vendor choices with personalized promotions based on their individual purchase history and location. The platform has also partnered with a Vietnam-based delivery company, Amilo, to offer seamless delivery of product from merchant to consumer’s home or office at the touch of a button. Consumers can place orders for delivery or can collect their purchases at the Company’s logistics center.

Grocery and Food Delivery

Other online platforms include online platforms in Vietnam, under the brand name of “Handycart”, and Philippines, under the brand names of “Pushkart” and “Mangan”, to enable the consumers to purchase meals from restaurants and food from local grocery and food merchants and deliver to them in their area. This business segment has been progressively ceasing yet the Company has maintained ongoing involvement in specific operational activities during the three and nine months ended September 30, 2025.

Telecommunications

The Company operates a Singapore-based online telecommunication reseller platform under brand name of “Gorilla” to enable the consumers to subscribe local mobile data and overseas internet data in different subscription package. Established in Singapore in 2019, Gorilla utilizes blockchain and Web3 technology to operate a MVNO for its users in South East Asia (SEA). With network coverage to over 150 countries, Gorilla offers a full suite of mobile communication services such as local calls, international roaming, data, and SMS texting. More importantly, Gorilla enables its customers to convert unused mobile data into digital assets or Gorilla GO Tokens through its innovative proprietary blockchain-based SwitchBack feature. Gorilla GO Tokens in turn can be redeemed for eVouchers, to offset future bills, or be redeemed for other value-added services. Please visit https://gorilla.global/ for more information. During the three and nine months ended September 30, 2025, the Company ceased its local mobile data service operation due to business restructuring to refocus on overseas internet data services.

Digital Marketing

The acquisition of a digital media platform, TMG, amplifies the reach and engagement of the Company’s e-commerce ecosystem and retail partners. Originally founded in 2010, TMG today creates and distributes digital advertising campaigns across its multi-channel network in both SEA and the US. With its intimate knowledge of local markets, digital marketing technology tools and social commerce business focus, advertisers leverage TMG’s wide influencer network throughout SEA to market and sell advertising inventory exclusively with specific placement and effect.

As a result, Thoughtful Media’s content creator partners earn a larger share of advertising revenues from international consumer brands. Thoughtful Media’s data-rich multi-channel network has uploaded over 675,000 videos with over 80 billion video views. The current network of 263 YouTube channels has onboarded over 85 million subscribers with an average monthly viewership of over 600 million views.

Travel

The Company purchased the NusaTrip Group, a leading Jakarta-based Online Travel Agency (“OTA”) in Indonesia and across SEA. The NusaTrip acquisition extended the Company’s business reach into SEA regional travel industry and marked the Company’s first foray into Indonesia. Established in 2013 as the first Indonesian OTA accredited by the International Air Transport Association, NusaTrip pioneered offering a comprehensive range of airlines and hotels to Indonesian corporate and retail customers. With its first mover advantage, NusaTrip has onboarded over 1.2 million registered users, over 500 airlines and over 200,000 hotels around the world as well as connected with over 80 million unique visitors. During the year, NusaTrip Group also acquired two Vietnam based companies having branding name of “VLeisure” and “VIT” selling air ticket, hotel reservation and providing hotel management software to local market.

The Company’s e-Commerce business is primarily conducted using Leflair’s Lifestyle Platform, as follows:

1)	When a customer places an order on either the Leflair website or app, a sales orders report will be generated in the system. The Company will either fulfill this order from its inventory or purchase the item from the manufacturer or distributor. Once the Company has the item in its distribution center, it will contract with a logistics partner delivered to the end customer. The sale is recognized when the delivery is completed by the logistics partner to the end customer. Sale of products are offered with a limited right of return ranging from 3 to 30 days, from the date of purchase and not subject to any product warranty. The Company is considered the principal in this e-commerce transaction and reports revenue on a gross basis as the Company establishes the price of the product, has responsibility for fulfillment of the order and retains the risk of collection.

During the three months period ended September 30, 2025 and 2024, the Company generated revenue of $10,212 and $4,931, respectively, in the Lifestyle sector.

During the nine months period ended September 30, 2025 and 2024, the Company generated revenue of $17,591 and $29,360, respectively, in the Lifestyle sector.

Grocery and food delivery consists of online grocery under brand name “Pushkart” and food delivery service under brand name “Handycart” as follows:

Customers place order for groceries and take-out food through our online platforms of “Pushkart”, “Mangan” and “Handcart” respectively. When the grocery or food merchant receives and order, our platform will assign a third-party delivery service to pick up and deliver the grocery and/or food order to the customer. Revenue is recognized when the grocery and/or food is delivered, at which time the customer pays for the grocery and /or food order with cash, at Net of merchant cost.

During the three and nine months period ended September 30, 2025 and 2024, the Company did not generate revenue from this stream.

As a telecommunication reseller we provide local mobile data and overseas internet data plans under the brand name of “Gorilla,” which is a group of company we acquired in May 2022. Our telecommunication revenues are recorded for ASC Topic 606 purposes as follows:

Local mobile plan - customers choose and subscribe to a monthly local mobile plan through our “Gorilla” online platform. The Company will proceed to register the sim card (effectively, the mobile telephone number activation card) and arrange delivery of that Sim card to the customer. Following Sim card activation, the system will capture the monthly data usage of each customer, calculated in accordance with the package data capacity and monthly subscription rate, which amounts are aggregated and recorded as revenue. Unused data will be converted to Rewards Points and carried forward to next month for potential subsequent data usage. As a result of the rewards points, the company also recognize revenue from Rewards Point redemption for subscription fees offset, voucher redemption, extra data purchases, that the customer chooses to use via our online platform.

Overseas internet data plan – a customer will place order for their desired overseas internet data plan through either the “Gorilla” online platform or third-party partner platforms. Subscription revenue is recognized when the Sim card is delivered and activated.

During the three months period ended September 30, 2025 and 2024, the Company generated revenue of $75 and $106, respectively, from telecommunications.

During the nine months period ended September 30, 2025 and 2024, the Company generated revenue of $472 and $4,849, respectively, from telecommunications.

Online advertising services - The Company receives advertising revenues, which principally represent the sale of banners or sponsorship to customers on the website and mobile. These services are provided continuously over a fixed term as per the customer agreements. Revenue from online advertising services is recognized over time, throughout the duration of the agreement. This method of revenue recognition accurately reflects the ongoing provision of services and the continuous benefit received by the customer as the advertisements are displayed over the agreed period.

Digital marketing revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

A summary of each of the Company’s revenue streams under ASC 606 is as follows:

Marketing services from customers

Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised service to a customer.

The Company derives its revenue from the provision of digital marketing services to customers. The Company offers customers with a comprehensive suite of digital marketing services to enhance their social media presence and reach their target audiences, particularly Gen Z and Millennials, to achieve marketing goals. The customers can leverage the Company’s experience in building content and fanbases with creators, their creators’ creativity, engagement, and trust among creators’ loyal fanbases to increase their brand awareness and sell products. The Company offers customized digital marketing solution, including (i) advising on content strategy and budget and recommending specific creators; (ii) communicating with and managing selected creators; (iii) producing and engaging relevant content with creators to promote key messages for customers; (iv) uploading branded content on creators’ social media channels; (v) amplifying the reach of creators’ and customers’ content through precise media planning and buying via boosting marketing services on social media platforms, such as Google; and (vi) providing optimization services through data analysis and reporting.

The Company’s customers’ payment terms generally range from 30-60 days of fulfilling its performance obligations and recognizing revenue.

Campaign-based marketing services revenue is recognized as a distinct single performance obligation when the Company transfers services to customers, which occurs over time. The performance obligation may be a promise to place branded content on certain social media platforms and is satisfied upon delivery of such related services to customers. The duration of the service period is short, usually over 1-3 months. Such revenue is recognized at over time, for the amount the Company is entitled to receive, as and when the marketing services are provided and completed.

Marketing services from social media platforms (“platform revenue”)

The Company also derives its advertising revenue generated from its channel pages and posts on social media platforms, such as YouTube by monetizing its contents. The payments are usually received within 30 days upon completion of performance obligation for platform revenue services.

The Company recognizes revenue as performance obligations are satisfied as the creation of contents are published on the social media platforms, which occurs at a point in time. The advertisements are delivered primarily based on impressions of contents on social media platforms, hence the Company provided the advertising services by an on-going basis during the publication period and the outcome of the services can be received and consumed by the social media platform simultaneously.

The Company records its revenues, net of value added taxes (“VAT”), which is levied at the rate of 10% on the invoiced value of sales.

During the three months period ended September 30, 2025 and 2024, the Company generated revenue of $801,422 and $1,461,480, respectively, from this stream.

During the nine months period ended September 30, 2025 and 2024, the Company generated revenue of $4,049,548 and $4,542,073, respectively, from this stream.

Online ticketing and reservation provide information, prices, availability, booking services for domestic and international air ticket, hotels, car, train, and hotel technology as follows:

The Company’s revenues are substantially reported on a net basis as the travel supplier is primarily responsible for providing the underlying travel services and the Company does not control the service provided by the travel supplier to the traveler. Revenue from air ticketing services, air ticket commission, hotel reservation and ancillary services including insurance commissions and refund margin are substantially recognized at a point of time when the performance obligations that are satisfied. These revenues cover B2B and B2C sales channel segments.

The Company has a software subscription revenue generated from hotel in Vietnam, and online advertising revenue, reported in gross basis, providing a hotel booking management platform for hotel management purposes, and brand advertisement purpose. these revenues are recognized ratably over the time or upon relevant performance obligations being fulfilled.

Ticketing services

The Company receives spread margin from B2B and B2C customers and commissions from travel suppliers for ticketing reservations through the Company’s transaction and service platform under various services agreements. Spread margin and commissions from ticketing reservations rendered are recognized when tickets are issued as this is when the Company’s performance obligation is satisfied. The Company is not entitled to a spread margin and commission fee for the tickets cancelled by the end users. Losses incurred from cancelations are immaterial due to a historical low cancelation rate and minimal administrative costs incurred in processing cancelations. The Company presents revenues from such transactions on a net basis in the statements of income as the Company, generally, does not control the service provided by the travel supplier to the traveler and does not assume inventory risk for cancelled ticketing reservations. 100% of the Company’s ticketing services revenues were recognized on a net basis, as an agent, during the three and nine months period ended September 30, 2025 and 2024.

Hotel reservation services

The Company receives spread margin from B2B and B2C customers and commissions from travel suppliers for hotel room reservations through the Company’s transaction and service platform. Commissions from hotel reservation services rendered are recognized when the reservation becomes non-cancelable (when the cancelation period provided by the reservation expires) which is the point at which the Company has fulfilled its performance obligation (successfully booking a reservation, which includes certain post-booking services during the cancelation period). Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets. The incentive commissions are considered as variable consideration and are estimated and recognized to the extent that the Company is entitled to such incentive commissions. The Company generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where end users have completed their stay. The Company presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Company, generally, does not control the service provided by the travel supplier to the traveler and does not assume inventory risk for cancelled hotel reservations.

Hotel technology platform software services

The Company receives subscription fee from travel suppliers for hotel room reservation and marketing system through the Company’s reservation and marketing platform.

Subscription fee from hotel technology platform software services rendered are recognized ratably over the fixed term of the agreement as services are provided throughout the contract period, where the performance obligations being fulfilled through the usage of our hotel technology platform software services.

The Company presents revenues from such transactions on a gross basis in the statements of income and comprehensive income as the Company, generally, control the service provided by the travel supplier to the traveler.

Ancillary services

Ancillary revenues comprise primarily of the insurance commission and refund margin.

Insurance commission revenue received from B2B and B2C customers for selling of travel insurance through the Company’s transaction and service platform. Commission from travel insurance is recognized when the order is confirmed and paid which is the point at which the Company fulfilled its performance obligation. Refund margin revenue received from B2B and B2C customers for the spread arise from reservations cancellation fee between customers and travel suppliers. This is recognized upon the confirmation of refund amount by both customers and travel suppliers which is the point at which the Company fulfilled its performance obligation.

The Company presents revenues from ancillary service transactions on a net basis in the statements of income and comprehensive income as the Company, generally, does not control the service provided by the insurance supplier and travel supplier to the traveler.

Online advertising services

The Company receives advertising revenues, which principally represent the sale of banners or sponsorship to customers on the website and mobile. These services are provided continuously over a fixed term as per the customer agreements. Revenue from online advertising services is recognized over time, throughout the duration of the agreement. This method of revenue recognition accurately reflects the ongoing provision of services and the continuous benefit received by the customer as the advertisements are displayed over the agreed period.

During the three months period ended September 30, 2025 and 2024, the Company generated revenue of $568,673 and $209,377, respectively, from this stream.

During the nine months period ended September 30, 2025 and 2024, the Company generated revenue of $1,287,769 and $657,201, respectively, from this stream.

Principal vs Agent Considerations

In accordance with ASC Topic 606, Revenue Recognition: Principal Agent Considerations, the Company evaluates the terms in the agreements with its customers and vendors to determine whether or not the Company acts as the principal or as an agent in the arrangement with each party respectively. The determination of whether to record the revenue on a gross or net basis depends upon whether the Company has control over the goods prior to transferring it. This evaluation determined that the Company is not in control of establishing the transaction price, not managing all aspects of the terms, even though taking the risk of campaign results and default payment.

Contract assets

In accordance with ASC Topic 606, a contract asset arises when the Company transfers a good or performs a service in advance of receiving consideration from the customer as agreed upon. A contract asset becomes a receivable once the Company’s right to receive consideration becomes unconditional.

There were contract assets balance of $79,826, $333,188 and $247,368 on September 30, 2025, December 31, 2024 and December 31, 2023, respectively.

Contract liabilities

In accordance with ASC Topic 606, a contract liability represents the Company’s obligation to transfer goods or services to a customer when the customer prepays for a good or service or when the customer’s consideration is due for goods and services that the Company will yet provide whichever happens earlier.

Contract liabilities represent amounts collected from, or invoiced to, customers in excess of revenues recognized, primarily from the billing of annual subscription agreements. The value of contract liabilities will increase or decrease based on the timing of invoices and recognition of revenue. The Company’s contract liabilities balance was $750,528 and $1,426,901 on September 30, 2025 and December 31, 2024, respectively.

●	Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). Under ASU 2014-09, the Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements:

●	Identify the contract with a customer;

●	Identify the performance obligations in the contract;

●	Determine the transaction price;

●	Allocate the transaction price to performance obligations in the contract; and

●	Recognize revenue as the performance obligation is satisfied.

The Company generates its revenues from a diversified a mix of e-commerce activities that correspond to our six business segments (business to consumer or “B2C”), lifestyle (B2C), grocery and food delivery (B2C), telecommunication reseller (B2C), travel online ticketing and reservations (B2C) and the services providing to merchants for their business growth (business to business or “B2B”), merchant POS (B2B), digital marketing (B2B) and online ticketing and reservations (B2B).

The Company’s performance obligations include providing connectivity between merchants and consumers, generally through an online ordering platform. The platform allows merchants to create an account, display a menu and track their sale reports on the merchant facing application. The platform also allows the consumers to create an account and order from merchants on the consumer facing application. The platform allows a delivery company to accept an online delivery request and deliver or ship an order from a merchant to customer.

Lifestyle

The Company has developed an online lifestyle platform (the “Lifestyle Platform”) under its own brand name of “Leflair” to enable consumers to purchase high-end brands in many categories. Using the Company’s smart search engine, consumers search or review their favorite brands among hundreds of choices in various categories, including Apparel, Bags & Shoes, Accessories, Health & Beauty, Home & Lifestyle, International, Women, Men and Kids & Babies categories. The Lifestyle Platform also allows customers to order from hundreds of vendor choices with personalized promotions based on their individual purchase history and location. The platform has also partnered with a Vietnam-based delivery company, Amilo, to offer seamless delivery of product from merchant to consumer’s home or office at the touch of a button. Consumers can place orders for delivery or can collect their purchases at the Company’s logistics center.

Grocery and Food Delivery

Other online platforms include online platforms in Vietnam, under the brand name of “Handycart”, and Philippines, under the brand names of “Pushkart” and “Mangan”, to enable the consumers to purchase meals from restaurants and food from local grocery and food merchants and deliver to them in their area. This business segment has been progressively ceasing yet the Company has maintained ongoing involvement in specific operational activities during the year ended December 31, 2024.

Telecommunications

The Company operates a Singapore-based online telecommunication reseller platform under brand name of “Gorilla” to enable the consumers to subscribe local mobile data and overseas internet data in different subscription package. Established in Singapore in 2019, Gorilla utilizes blockchain and Web3 technology to operate a MVNO for its users in South East Asia (SEA). With network coverage to over 150 countries, Gorilla offers a full suite of mobile communication services such as local calls, international roaming, data, and SMS texting. More importantly, Gorilla enables its customers to convert unused mobile data into digital assets or Gorilla GO Tokens through its innovative proprietary blockchain-based SwitchBack feature. Gorilla GO Tokens in turn can be redeemed for eVouchers, to offset future bills, or be redeemed for other value-added services. Please visit https://gorilla.global/ for more information. During the year ended December 31, 2024, the Company ceased its local mobile data service operation due to business restructuring to refocus on overseas internet data services.

Digital Marketing

The acquisition of a digital media platform, TMG, amplifies the reach and engagement of the Company’s e-commerce ecosystem and retail partners. Originally founded in 2010, TMG today creates and distributes digital advertising campaigns across its multi-channel network in both SEA and the US. With its intimate knowledge of local markets, digital marketing technology tools and social commerce business focus, advertisers leverage TMG’s wide influencer network throughout SEA to market and sell advertising inventory exclusively with specific placement and effect.

As a result, Thoughtful Media’s content creator partners earn a larger share of advertising revenues from international consumer brands. Thoughtful Media’s data-rich multi-channel network has uploaded over 675,000 videos with over 80 billion video views. The current network of 248 YouTube channels has onboarded over 251 million subscribers with an average monthly viewership of over 600 million views.

Travel

The Company purchased the NusaTrip Group, a leading Jakarta-based Online Travel Agency (“OTA”) in Indonesia and across SEA. The NusaTrip acquisition extended the Company’s business reach into SEA regional travel industry and marked the Company’s first foray into Indonesia. Established in 2013 as the first Indonesian OTA accredited by the International Air Transport Association, NusaTrip pioneered offering a comprehensive range of airlines and hotels to Indonesian corporate and retail customers. With its first mover advantage, NusaTrip has onboarded over 1.2 million registered users, over 500 airlines and over 200,000 hotels around the world as well as connected with over 80 million unique visitors. During the year, NusaTrip Group also acquired two Vietnam based companies having branding name of “VLeisure” and “VIT” selling air ticket, hotel reservation and providing hotel management software to local market.

The Company’s e-Commerce business is primarily conducted using Leflair’s Lifestyle Platform, as follows:

1)	When a customer places an order on either the Leflair website or app, a sales orders report will be generated in the system. The Company will either fulfill this order from its inventory or purchase the item from the manufacturer or distributor. Once the Company has the item in its distribution center, it will contract with a logistics partner delivered to the end customer. The sale is recognized when the delivery is completed by the logistics partner to the end customer. Sale of products are offered with a limited right of return ranging from 3 to 30 days, from the date of purchase and not subject to any product warranty. The Company is considered the principal in this e-commerce transaction and reports revenue on a gross basis as the Company establishes the price of the product, has responsibility for fulfillment of the order and retains the risk of collection.

During the years ended December 31, 2024 and 2023, the Company generated revenue of $34,808 and $414,120, respectively, in the Lifestyle sector.

Grocery and food delivery consists of online grocery under brand name “Pushkart” and food delivery service under brand name “Handycart” as follows:

Customers place order for groceries and take-out food through our online platforms of “Pushkart”, “Mangan” and “Handcart” respectively. When the grocery or food merchant receives and order, our platform will assign a third-party delivery service to pick up and deliver the grocery and/or food order to the customer. Revenue is recognized when the grocery and/or food is delivered, at which time the customer pays for the grocery and /or food order with cash, at Net of merchant cost.

During the years ended December 31, 2024 and 2023, the Company generated revenue of $0 and $98,004, respectively, from this stream.

As a telecommunication reseller we provide local mobile data and overseas internet data plans under the brand name of “Gorilla,” which is a group of company we acquired in May 2022. Our telecommunication revenues are recorded for ASC Topic 606 purposes as follows:

Local mobile plan - customers choose and subscribe to a monthly local mobile plan through our “Gorilla” online platform. The Company will proceed to register the sim card (effectively, the mobile telephone number activation card) and arrange delivery of that Sim card to the customer. Following Sim card activation, the system will capture the monthly data usage of each customer, calculated in accordance with the package data capacity and monthly subscription rate, which amounts are aggregated and recorded as revenue. Unused data will be converted to Rewards Points and carried forward to next month for potential subsequent data usage. As a result of the rewards points, the company also recognize revenue from Rewards Point redemption for subscription fees offset, voucher redemption, extra data purchases, that the customer chooses to use via our online platform.

Overseas internet data plan – a customer will place order for their desired overseas internet data plan through either the “Gorilla” online platform or third-party partner platforms. Subscription revenue is recognized when the Sim card is delivered and activated.

During the years ended December 31, 2024 and 2023, the Company generated revenue of $4,898 and $24,018, respectively, from telecommunications.

Digital marketing revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

A summary of each of the Company’s revenue streams under ASC 606 is as follows:

Marketing services from customers

Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised service to a customer.

The Company derives its revenue from the provision of digital marketing services to customers. The Company offers customers with a comprehensive suite of digital marketing services to enhance their social media presence and reach their target audiences, particularly Gen Z and Millennials, to achieve marketing goals. The customers can leverage the Company’s experience in building content and fanbases with creators, their creators’ creativity, engagement, and trust among creators’ loyal fanbases to increase their brand awareness and sell products. The Company offers customized digital marketing solution, including (i) advising on content strategy and budget and recommending specific creators; (ii) communicating with and managing selected creators; (iii) producing and engaging relevant content with creators to promote key messages for customers; (iv) uploading branded content on creators’ social media channels; (v) amplifying the reach of creators’ and customers’ content through precise media planning and buying via boosting marketing services on social media platforms, such as Google; and (vi) providing optimization services through data analysis and reporting.

The Company’s customers’ payment terms generally range from 30-60 days of fulfilling its performance obligations and recognizing revenue.

Campaign-based marketing services revenue is recognized as a distinct single performance obligation when the Company transfers services to customers, which occurs over time. The performance obligation may be a promise to place branded content on certain social media platforms and is satisfied upon delivery of such related services to customers. The duration of the service period is short, usually over 1-3 months. Such revenue is recognized at over time, for the amount the Company is entitled to receive, as and when the marketing services are provided and completed.

Marketing services from social media platforms (“platform revenue”)

The Company also derives its advertising revenue generated from its channel pages and posts on social media platforms, such as YouTube by monetizing its contents. The payments are usually received within 30 days upon completion of performance obligation for platform revenue services.

The Company recognizes revenue as performance obligations are satisfied as the creation of contents are published on the social media platforms, which occurs at a point in time. The advertisements are delivered primarily based on impressions of contents on social media platforms, hence the Company provided the advertising services by an on-going basis during the publication period and the outcome of the services can be received and consumed by the social media platform simultaneously.

The Company records its revenues, net of value added taxes (“VAT”), which is levied at the rate of 10% on the invoiced value of sales.

During the years ended December 31, 2024 and 2023, the Company generated revenue of $6,173,970 and $5,966,611, respectively, from this stream.

Online ticketing and reservation provide information, prices, availability, booking services for domestic and international air ticket, hotels, car, train, and hotel technology as follows:

The Company’s revenues are substantially reported on a net basis as the travel supplier is primarily responsible for providing the underlying travel services and the Company does not control the service provided by the travel supplier to the traveler. Revenue from air ticketing services, air ticket commission, hotel reservation and ancillary services including insurance commissions and refund margin are substantially recognized at a point of time when the performance obligations that are satisfied. These revenues cover B2B and B2C sales channel segments.

The Company has a software subscription revenue generated from hotel in Vietnam, and online advertising revenue, reported in gross basis, providing a hotel booking management platform for hotel management purposes, and brand advertisement purpose. these revenues are recognized ratably over the time or upon relevant performance obligations being fulfilled.

Ticketing services

The Company receives spread margin from B2B and B2C customers and commissions from travel suppliers for ticketing reservations through the Company’s transaction and service platform under various services agreements. Spread margin and commissions from ticketing reservations rendered are recognized when tickets are issued as this is when the Company’s performance obligation is satisfied. The Company is not entitled to a spread margin and commission fee for the tickets canceled by the end users. Losses incurred from cancelations are immaterial due to a historical low cancelation rate and minimal administrative costs incurred in processing cancelations. The Company presents revenues from such transactions on a net basis in the statements of income as the Company, generally, does not control the service provided by the travel supplier to the traveler and does not assume inventory risk for canceled ticketing reservations. 100% of the Company’s ticketing services revenues were recognized on a net basis, as an agent, during the years ended December 31, 2023 and 2024.

Hotel reservation services

The Company receives spread margin from B2B and B2C customers and commissions from travel suppliers for hotel room reservations through the Company’s transaction and service platform. Commissions from hotel reservation services rendered are recognized when the reservation becomes non-cancelable (when the cancelation period provided by the reservation expires) which is the point at which the Company has fulfilled its performance obligation (successfully booking a reservation, which includes certain post-booking services during the cancelation period). Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets. The incentive commissions are considered as variable consideration and are estimated and recognized to the extent that the Company is entitled to such incentive commissions. The Company generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where end users have completed their stay. The Company presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Company, generally, does not control the service provided by the travel supplier to the traveler and does not assume inventory risk for canceled hotel reservations.

Hotel technology platform software services

The Company receives subscription fee from travel suppliers for hotel room reservation and marketing system through the Company’s reservation and marketing platform.

Subscription fee from hotel technology platform software services rendered are recognized ratably over the fixed term of the agreement as services are provided throughout the contract period, where the performance obligations being fulfilled through the usage of our hotel technology platform software services.

The Company presents revenues from such transactions on a gross basis in the statements of income and comprehensive income as the Company, generally, control the service provided by the travel supplier to the traveler.

Ancillary services

Ancillary revenues comprise primarily of the insurance commission and refund margin.

Insurance commission revenue received from B2B and B2C customers for selling of travel insurance through the Company’s transaction and service platform. Commission from travel insurance is recognized when the order is confirmed and paid which is the point at which the Company fulfilled its performance obligation. Refund margin revenue received from B2B and B2C customers for the spread arise from reservations cancellation fee between customers and travel suppliers. This is recognized upon the confirmation of refund amount by both customers and travel suppliers which is the point at which the Company fulfilled its performance obligation.

The Company presents revenues from ancillary service transactions on a net basis in the statements of income and comprehensive income as the Company, generally, does not control the service provided by the insurance supplier and travel supplier to the traveler.

During the years ended December 31, 2024 and 2023, the Company generated revenue of $891,854 and $1,616,687, respectively, from this stream.

Principal vs Agent Considerations

In accordance with ASC Topic 606, Revenue Recognition: Principal Agent Considerations, the Company evaluates the terms in the agreements with its customers and vendors to determine whether or not the Company acts as the principal or as an agent in the arrangement with each party respectively. The determination of whether to record the revenue on a gross or net basis depends upon whether the Company has control over the goods prior to transferring it. This evaluation determined that the Company is not in control of establishing the transaction price, not managing all aspects of the terms, even though taking the risk of campaign results and default payment.

Contract assets

In accordance with ASC Topic 606, a contract asset arises when the Company transfers a good or performs a service in advance of receiving consideration from the customer as agreed upon. A contract asset becomes a receivable once the Company’s right to receive consideration becomes unconditional.

There were contract assets balance was $333,188 and $247,368 on December 31, 2024 and 2023, respectively.

Contract liabilities

In accordance with ASC Topic 606, a contract liability represents the Company’s obligation to transfer goods or services to a customer when the customer prepays for a good or service or when the customer’s consideration is due for goods and services that the Company will yet provide whichever happens earlier.

Contract liabilities represent amounts collected from, or invoiced to, customers in excess of revenues recognized, primarily from the billing of annual subscription agreements. The value of contract liabilities will increase or decrease based on the timing of invoices and recognition of revenue. The Company’s contract liabilities balance was $1,426,901 and $1,265,753 on December 31, 2024 and 2023, respectively.

Software development costs

●	Software development costs

In accordance with the relevant FASB accounting guidance regarding the development of software to be sold, leased, or marketed, the Company expenses such costs as they are incurred until technological feasibility has been established, at and after which time these costs are capitalized until the product is available for general release to customers. Once the technological feasibility is established per ASC Topic 985, Software, the Company capitalizes costs associated with the acquisition or development of major software for internal and external use in the balance sheet. These capitalized software costs are ratably amortized over the period of the software’s estimated useful life. Costs incurred to enhance the Company’s software products, after general market release of the services using the products, is expensed in the period they are incurred. The Company only capitalizes subsequent additions, modifications or upgrades to internally developed software to the extent that such changes allow the software to perform a task it previously did not perform. The Company also expenses website costs as incurred.

Research and development expenditures arising from the development of the Company’s own software are charged to operations as incurred. For the nine months period ended September 30, 2025, and 2024, software development costs were $39,512 and $40,972, respectively. For the three months period ended September 30, 2025, and 2024, software development costs were $13,083 and $13,635, respectively. Based on the software development process, technological feasibility is established upon completion of a working model, which also requires certification and extensive testing. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release have, to date, been immaterial and have been expensed as incurred.

●	Software development costs

In accordance with the relevant FASB accounting guidance regarding the development of software to be sold, leased, or marketed, the Company expenses such costs as they are incurred until technological feasibility has been established, at and after which time these costs are capitalized until the product is available for general release to customers. Once the technological feasibility is established per ASC Topic 985, Software, the Company capitalizes costs associated with the acquisition or development of major software for internal and external use in the balance sheet. These capitalized software costs are ratably amortized over the period of the software’s estimated useful life. Costs incurred to enhance the Company’s software products, after general market release of the services using the products, is expensed in the period they are incurred. The Company only capitalizes subsequent additions, modifications or upgrades to internally developed software to the extent that such changes allow the software to perform a task it previously did not perform. The Company also expenses website costs as incurred.

Research and development expenditures arising from the development of the Company’s own software are charged to operations as incurred. For the year ended December 31, 2024, and 2023, software development costs were $54,644 and $55,645, respectively. Based on the software development process, technological feasibility is established upon completion of a working model, which also requires certification and extensive testing. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release have, to date, been immaterial and have been expensed as incurred.

Cost of sales

●	Cost of sales

Cost of revenue under online ordering consist of the cost of merchandizes ordered by the consumers and the related shipping and handling costs, which are directly attributable to the sales of online ordering.

Cost of revenue related to software sales and licensing consist of the cost of software and payroll costs, which are directly attributable to the sales and licensing of software. Cost of revenue related to hardware sales consist of the cost of hardware and payroll costs, which are directly attributable to the sales of hardware.

Cost of revenue related to grocery and food delivery consist of the cost of the outsourced delivery and the outsource payment gateway, which are directly attributable to the sales of grocery and food delivery.

Cost of revenue related to our telecommunication data reseller segment consist of the cost of the primary telecommunication service, which are directly attributable to the sales of telecommunication data

Cost of revenue under digital marketing consist of the cost of primary digital marketing service, which are directly attributable to the sales of digital marketing.

●	Cost of sales

Cost of revenue under online ordering consist of the cost of merchandizes ordered by the consumers and the related shipping and handling costs, which are directly attributable to the sales of online ordering.

Cost of revenue related to software sales and licensing consist of the cost of software and payroll costs, which are directly attributable to the sales and licensing of software. Cost of revenue related to hardware sales consist of the cost of hardware and payroll costs, which are directly attributable to the sales of hardware.

Cost of revenue related to grocery and food delivery consist of the cost of the outsourced delivery and the outsource payment gateway, which are directly attributable to the sales of grocery and food delivery.

Cost of revenue related to our telecommunication data reseller segment consist of the cost of the primary telecommunication service, which are directly attributable to the sales of telecommunication data

Cost of revenue under digital marketing consist of the cost of primary digital marketing service, which are directly attributable to the sales of digital marketing.

Shipping and handling costs

●	Shipping and handling costs

No shipping and handling costs are associated with the distribution of the products to the customers since those costs are borne by the Company’s suppliers or distributors for our corporate business.

The shipping and handling costs for all segments other than our e-commerce segment are recorded net in sales. For shipping costs related to our e-commerce business, those shipping costs are recorded in cost of revenue.

●	Shipping and handling costs

No shipping and handling costs are associated with the distribution of the products to the customers since those costs are borne by the Company’s suppliers or distributors for our corporate business.

The shipping and handling costs for all segments other than our e-commerce segment are recorded net in sales. For shipping costs related to our e-commerce business, those shipping costs are recorded in cost of revenue.

Sales and marketing

●	Sales and marketing

Sales and marketing expenses include payroll, employee benefits and other headcount-related expenses associated with sales and marketing personnel, and the costs of advertising, promotions, seminars, and other programs. Advertising costs are expensed as incurred. Advertising expense was $229,474 and $311,096 for the nine months period ended September 30, 2025 and 2024, respectively. Advertising expense was $123,869 and $40,263 for the three months period ended September 30, 2025 and 2024, respectively.

●	Sales and marketing

Sales and marketing expenses include payroll, employee benefits and other headcount-related expenses associated with sales and marketing personnel, and the costs of advertising, promotions, seminars, and other programs. Advertising costs are expensed as incurred. Advertising expense was $341,461 and $577,931 for the years ended December 31, 2024 and 2023, respectively.

Product warranties

●	Product warranties

The Company’s provision for estimated future warranty costs is based upon the historical relationship of warranty claims to sales. Based upon historical sales trends and warranties provided by the Company’s suppliers, the Company has concluded that no warranty liability is required as of September 30, 2025 and December 31, 2024. To date, product allowance and returns have been minimal and, based on its experience, the Company believes that returns of its products will continue to be minimal, although it looks at this issue every quarter to continue to support its assertion.

●	Product warranties

he Company’s provision for estimated future warranty costs is based upon the historical relationship of warranty claims to sales. Based upon historical sales trends and warranties provided by the Company’s suppliers, the Company has concluded that no warranty liability is required as of December 31, 2024 and 2023. To date, product allowance and returns have been minimal and, based on its experience, the Company believes that returns of its products will continue to be minimal, although it looks at this issue every quarter to continue to support its assertion.

Income tax

●	Income tax

The Company adopted the ASC 740 Income Tax provisions, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the unaudited condensed consolidated financial statements. Under paragraph ASC Topic 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the unaudited condensed consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. ASC Topic 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of ASC Topic 740, nor did it record any uncertain tax positions for the three and nine months period ended September 30, 2025, and 2024.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying balance sheets, as well as tax credit carry-backs and carry-forwards. On a quarterly basis, the Company reviews the recoverability of deferred tax assets recorded on its balance sheets and provides valuation allowances to reduce those amounts to the amounts management believes will be realized in future income tax returns.

In addition to U.S. income taxes, the Company and its wholly-owned foreign subsidiary, is subject to income taxes in the jurisdictions in which it operates. Significant judgment is required in determining the provision for income tax, there may be transactions and calculations for which the ultimate tax determination is uncertain. The company recognizes liabilities for anticipated tax audit issues based on the Company’s current understanding of the tax law. Where the final tax outcome of these matters is different from the carrying amounts, such differences will impact the current and deferred tax provisions in the period in which such determination is made.

●	Income tax

The Company adopted the ASC 740 Income Tax provisions, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. Under paragraph ASC Topic 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. ASC Topic 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of ASC Topic 740, nor did it record any uncertain tax positions for the years ended December 31, 2024, and 2023.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying balance sheets, as well as tax credit carry-backs and carry-forwards. On a quarterly basis, the Company reviews the recoverability of deferred tax assets recorded on its balance sheets and provides valuation allowances to reduce those amounts to the amounts management believes will be realized in future income tax returns.

In addition to U.S. income taxes, the Company and its wholly-owned foreign subsidiary, is subject to income taxes in the jurisdictions in which it operates. Significant judgment is required in determining the provision for income tax, there may be transactions and calculations for which the ultimate tax determination is uncertain. The company recognizes liabilities for anticipated tax audit issues based on the Company’s current understanding of the tax law. Where the final tax outcome of these matters is different from the carrying amounts, such differences will impact the current and deferred tax provisions in the period in which such determination is made.

Foreign currencies translation and transactions

●	Foreign currencies translation and transactions

The reporting currency of the Company is the United States Dollar (“US$”) and the accompanying unaudited condensed consolidated financial statements have been expressed in US$s. In addition, the Company’s subsidiary is operating in Singapore, the Republic of Vietnam, India, Philippines , Thailand, Malaysia, Indonesia, Republic of China, and Hong Kong and maintains its books and record in its local currency, Singapore Dollar (“SGD”), Vietnam Dong (“VND”), Indian Rupee (“INR”), Philippines Pesos (“PHP”), Thailand Baht (“THB”), Malaysian Ringgit (“MYR), Indonesian Rupiah (“IDR”), Chinese Yuan (“CNY”) and Hong Kong Dollar (“HKD”), respectively, which are the functional currencies in which the subsidiary’s operations are conducted. In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$s, in accordance with ASC Topic 830, “Translation of Financial Statement” (“ASC 830”) using the applicable exchange rates on the balance sheet date. Shareholders’ equity is translated using historical rates. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from the translation of financial statements of foreign subsidiaries are recorded as a separate component of accumulated other comprehensive loss within the unaudited condensed consolidated statements of changes in shareholder’s deficit.

Schedule of Foreign currencies translation and transactions:

Translation of amounts from SGD into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end SGD$:US$ exchange rate	$0.77511	$0.77993
Period average SGD$:US$ exchange rate	$0.76294	$0.74763

Translation of amounts from VND into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end VND$:US$ exchange rate	$0.000038	$0.000041
Period average VND$:US$ exchange rate	$0.000039	$0.000040

Translation of amounts from INR into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end INR$:US$ exchange rate	$0.01126	$0.01194
Period average INR$:US$ exchange rate	$0.01156	$0.01199

Translation of amounts from PHP into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end PHP:US$ exchange rate	$0.01717	$0.01783
Period average PHP:US$ exchange rate	$0.01752	$0.01754

Translation of amounts from THB into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end THB:US$ exchange rate	$0.03087	$0.03094
Period average THB:US$ exchange rate	$0.03020	$0.02802

Translation of amounts from MYR into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end MYR:US$ exchange rate	$0.23750	$0.24267
Period average MYR:US$ exchange rate	$0.23114	$0.21592

Translation of amounts from IDR into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end IDR:US$ exchange rate	$0.000060	$0.000066
Period average IDR:US$ exchange rate	$0.000061	$0.000063

Translation of amounts from CNY into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end CNY:US$ exchange rate	$0.14045	$0.14255
Period average CNY:US$ exchange rate	$0.13850	$0.13913

Translation of amounts from HKD into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end HKD:US$ exchange rate	$0.12851	$0.12870
Period average HKD:US$ exchange rate	$0.12818	$0.12800

Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated, as the case may be, at the rate on the date of the transaction and included in the results of operations as incurred.

●	Foreign currencies translation and transactions

The reporting currency of the Company is the United States Dollar (“US$”) and the accompanying consolidated financial statements have been expressed in US$s. In addition, the Company’s subsidiary is operating in the Republic of Vietnam, Singapore, India and Philippines and maintains its books and record in its local currency, Vietnam Dong (“VND”), Singapore Dollar (“SGD”), Indian Rupee (“INR”), Philippines Pesos (“PHP”), Malaysian Ringgit (“MYR), Thailand Baht (“THB”) and Indonesian Rupiah (“IDR”), respectively, which are the functional currencies in which the subsidiary’s operations are conducted. In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$s, in accordance with ASC Topic 830, “Translation of Financial Statement” (“ASC 830”) using the applicable exchange rates on the balance sheet date. Shareholders’ equity is translated using historical rates. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from the translation of financial statements of foreign subsidiaries are recorded as a separate component of accumulated other comprehensive loss within the consolidated statements of changes in shareholder’s equity (deficit).

Schedule of Foreign currencies translation and transactions:

Translation of amounts from SGD into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end SGD$:US$ exchange rate	$0.7338	$0.7575
Year average SGD$:US$ exchange rate	$0.7484	$0.7445

Translation of amounts from VND into US$ has been made at the following exchange rates for the years December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end VND$:US$ exchange rate	$0.000039	$0.000041
Year average VND$:US$ exchange rate	$0.000040	$0.000042

Translation of amounts from INR into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end INR$:US$ exchange rate	$0.0117	$0.0120
Year average INR$:US$ exchange rate	$0.0120	$0.0121

Translation of amounts from PHP into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end PHP:US$ exchange rate	$0.0172	$0.0180
Year average PHP:US$ exchange rate	$0.0174	$0.0180

Translation of amounts from THB into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end THB:US$ exchange rate	$0.0291	$0.0290
Year average THB:US$ exchange rate	$0.0284	$0.0287

Translation of amounts from MYR into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end MYR:US$ exchange rate	$0.2236	$0.2175
Year average MYR:US$ exchange rate	$0.2188	$0.2193

Translation of amounts from IDR into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end IDR:US$ exchange rate	$0.000062	$0.000065
Year average IDR:US$ exchange rate	$0.000063	$0.000066

Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated, as the case may be, at the rate on the date of the transaction and included in the results of operations as incurred.

Comprehensive income

●	Comprehensive income

ASC Topic 220, “Comprehensive Income”, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying condensed consolidated statements of changes in shareholders’ equity (deficit), consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

●	Comprehensive income

ASC Topic 220, “Comprehensive Income”, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying consolidated statements of changes in shareholders’ equity (deficit), consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

Earning per share

●	Earning per share

Basic per share amounts are calculated using the weighted average shares outstanding during the year, excluding unvested restricted stock units. The Company uses the treasury stock method to determine the dilutive effect of stock options and other dilutive instruments. Under the treasury stock method, only “in the money” dilutive instruments impact the diluted calculations in computing diluted earnings per share. Diluted calculations reflect the weighted average incremental common shares that would be issued upon exercise of dilutive options assuming the proceeds would be used to repurchase shares at average market prices for the years.

For the three and nine months period ended September 30, 2025 and 2024, diluted weighted-average common shares outstanding is equal to basic weighted-average common shares, due to the Company’s net loss position. Hence, no common stock equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive.

Schedule of computation of diluted net loss per share:

	Three months ended September 30,
	2025	2024
Net loss attributable to Society Pass Incorporated	$(5,118,989)	$(1,377,885)
Weighted average common shares outstanding – Basic	6,105,525	2,882,349
Weighted average common shares outstanding – Diluted	5,737,829	2,882,349
Net loss per share – Basic	$(0.84)	$(0.48)
Net loss per share – Diluted	(0.89)	(0.48)

	Nine months ended September 30,
	2025	2024
Net loss attributable to Society Pass Incorporated	$(6,481,069)	$(6,156,153)
Weighted average common shares outstanding – Basic	6,105,525	2,733,145
Weighted average common shares outstanding – Diluted	4,989,505	2,733,145
Net loss per share – Basic	$(1.06)	$(2.25)
Net loss per share – Diluted	(1.30)	(2.25)

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact:

Schedule of Common stock issued:

	Nine months ended September 30,
	2025	2024
Options to purchase common stock (a)	129,685	129,685
Warrants granted to underwriter	253,549	253,549
Warrants granted with Series C-1 Convertible Preferred Stock	71,200	71,200
Total of common stock equivalents	454,434	454,434

(a)	The Board of Directors have approved a 10-year stock option at an exercise price of $97.35 per share that will be exercisable at any time.

●	Earning per share

Basic per share amounts are calculated using the weighted average shares outstanding during the year, excluding unvested restricted stock units. The Company uses the treasury stock method to determine the dilutive effect of stock options and other dilutive instruments. Under the treasury stock method, only “in the money” dilutive instruments impact the diluted calculations in computing diluted earnings per share. Diluted calculations reflect the weighted average incremental common shares that would be issued upon exercise of dilutive options assuming the proceeds would be used to repurchase shares at average market prices for the years.

For the years ended December 31, 2024 and 2023, diluted weighted-average common shares outstanding is equal to basic weighted-average common shares, due to the Company’s net loss position. Hence, no common stock equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive.

Schedule of computation of diluted net loss per share:

	Years ended December 31,
	2024	2023
Net loss attributable to Society Pass Incorporated	$(10,227,278)	$(18,134,128)
Weighted average common shares outstanding – Basic and diluted	2,962,528	1,931,474
Net loss per share – Basic and diluted	$(3.45)	$(9.39)

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact:

Schedule of Common stock issued:

	Years ended December 31,
	2024	2023
Options to purchase common stock (a)	129,685	129,685
Warrants granted to underwriter	253,549	253,549
Warrants granted with Series C-1 Convertible Preferred Stock	71,200	71,200
Total of common stock equivalents	454,434	454,434

(a)	The Board of Directors have approved a 10-year stock option at an exercise price of $97.35 per share that will be exercisable at any time.

Leases

●	Leases

The Company adopted Topic 842, Leases (“ASC 842”) to determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in the consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

In accordance with the guidance in ASC 842, components of a lease should be split into three categories: lease components (e.g. land, building, etc.), non-lease components (e.g. common area maintenance, consumables, etc.), and non-components (e.g. property taxes, insurance, etc.). Subsequently, the fixed and in-substance fixed contract consideration (including any related to non-components) must be allocated based on the respective relative fair values to the lease components and non-lease components.

When a lease is terminated before the expiration of the lease term, irrespective of whether the lease is classified as a finance lease or an operating lease, the lessee would derecognize the ROU asset and corresponding lease liability. Any difference would be recognized as a gain or loss related to the termination of the lease. Similarly, if a lessee is required to make any payments or receives any consideration when terminating the lease, it would include such amounts in the determination of the gain or loss upon termination.

As of September 30, 2025 and December 31, 2024, the Company recorded the right of use asset of $838,050 and $751,672 respectively.

●	Leases

The Company adopted Topic 842, Leases (“ASC 842”) to determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in the consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

In accordance with the guidance in ASC 842, components of a lease should be split into three categories: lease components (e.g. land, building, etc.), non-lease components (e.g. common area maintenance, consumables, etc.), and non-components (e.g. property taxes, insurance, etc.). Subsequently, the fixed and in-substance fixed contract consideration (including any related to non-components) must be allocated based on the respective relative fair values to the lease components and non-lease components.

When a lease is terminated before the expiration of the lease term, irrespective of whether the lease is classified as a finance lease or an operating lease, the lessee would derecognize the ROU asset and corresponding lease liability. Any difference would be recognized as a gain or loss related to the termination of the lease. Similarly, if a lessee is required to make any payments or receives any consideration when terminating the lease, it would include such amounts in the determination of the gain or loss upon termination.

As of December 31, 2024 and 2023, the Company recorded the right of use asset of $751,672 and $1,407,956, respectively.

Retirement plan costs

●	Retirement plan costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying condensed consolidated statements of operations and other comprehensive loss as the related employee service is provided.

●	Retirement plan costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying consolidated statements of operation as the related employee service is provided.

Share-based compensation

●	Share-based compensation

The Company follows ASC Topic 718, Compensation—Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards (employee and non-employee), at grant-date fair value of the equity instruments that an entity is obligated to issue. Restricted stock units are valued using the market price of the Company’s common shares on the date of grant. The Company uses a Black-Scholes option pricing model to estimate the fair value of employee stock options at the date of grant. As of September 30, 2025, those shares issued and stock options granted for service compensation, vest 180 days after the grant date, and therefore these amounts are thus recognized as expense during the three and nine months ended September 30, 2025 and 2024. Stock-based compensation is recorded in general and administrative expenses within the condensed consolidated statements of operations and other comprehensive loss, with corresponding credits to common stock and additional paid-in capital.

●	Share-based compensation

The Company follows ASC Topic 718, Compensation—Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards (employee and non-employee), at grant-date fair value of the equity instruments that an entity is obligated to issue. Restricted stock units are valued using the market price of the Company’s common shares on the date of grant. The Company uses a Black-Scholes option pricing model to estimate the fair value of employee stock options at the date of grant. As of December 31, 2024, those shares issued and stock options granted for service compensation, vest 180 days after the grant date, and therefore these amounts are thus recognized as expense during the years ended December 31, 2024, and 2023. Stock-based compensation is recorded in general and administrative expenses within the Consolidated Statements of Operations and Other Comprehensive Loss, with corresponding credits to common stock and accumulated paid-in capital.

Warrants

●	Warrants

In connection with certain financing, consulting and collaboration arrangements, the Company has issued warrants to purchase shares of its preferred and common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards. The Company measures the fair value of the awards using a Black-Scholes Option Pricing Model as of the measurement date. The Company uses a Black-Scholes option pricing model to estimate the grant date fair value of the warrants. Warrants issued in conjunction with the issuance of common stock are initially recorded at fair value as a reduction in additional paid-in capital (the accounting treatment for common stock issuance costs). All other warrants are recorded at the grant date fair value as an expense over the requisite service period, or at the date of issuance if the warrants vest immediately, with corresponding credits to additional paid-in capital.

●	Warrants

In connection with certain financing, consulting and collaboration arrangements, the Company has issued warrants to purchase shares of its preferred and common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards. The Company measures the fair value of the awards using a Black-Scholes Option Pricing Model as of the measurement date. The Company uses a Black-Scholes option pricing model to estimate the grant date fair value of the warrants. Warrants issued in conjunction with the issuance of common stock are initially recorded at fair value as a reduction in additional paid-in capital (the accounting treatment for common stock issuance costs). All other warrants are recorded at the grant date fair value as an expense over the requisite service period, or at the date of issuance if the warrants vest immediately, with corresponding credits to additional paid-in capital.

Related parties

●	Related parties

The Company follows ASC 850-10, Related Party Disclosures (“ASC 850”) for the identification of related parties and the disclosure of related party transactions.

Pursuant to ASC 850, the related parties include a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under ASC 825, Financial Instruments, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The unaudited condensed consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required by ASC 850. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

●	Related parties

The Company follows ASC 850-10, Related Party Disclosures (“ASC 850”) for the identification of related parties and the disclosure of related party transactions.

Pursuant to ASC 850, the related parties include a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under ASC 825, Financial Instruments, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required by ASC 850. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Commitments and contingencies

●	Commitments and contingencies

The Company follows the ASC 450, Commitments, to account for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, which assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s unaudited condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available, that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows if the current level of facts and circumstances changes in the future.

●	Commitments and contingencies

The Company follows the ASC 450, Commitments, to account for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, which assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available, that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows if the current level of facts and circumstances changes in the future.

Fair value of financial instruments

●	Fair value of financial instruments

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by paragraph 820-10-35-37 of the FASB Accounting Standards Codification are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, accounts receivable, deposits, prepayments and other receivables, contract liabilities, accrued liabilities and other payables, amounts due to related parties and operating lease liabilities, approximate their fair values because of the short maturity of these instruments.

●	Fair value of financial instruments

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by paragraph 820-10-35-37 of the FASB Accounting Standards Codification are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, accounts receivable, deposits, prepayments and other receivables, contract liabilities, accrued liabilities and other payables, amounts due to related parties and operating lease liabilities, approximate their fair values because of the short maturity of these instruments.

Recent Accounting Pronouncements

●	Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which prescribes standard categories for the components of the effective tax rate reconciliation and requires disclosure of additional information for reconciling items meeting certain quantitative thresholds, requires disclosure of disaggregated income taxes paid, and modifies certain other income tax-related disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 and allows for adoption on a prospective basis, with a retrospective option. The Company adopted this standard and the adoption did not have an impact on the Company’s consolidated financial position, results of operations, or cash flows. The effect of adoption was limited to expanded disclosures in the notes to the unaudited condensed consolidated financial statements, as presented in Note 17 Income Taxes.

In November 2024, the FASB Issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” The amendments in this update require disclosures, in the notes to financial statements, of specified information about certain costs and expenses. The amendment clarifies which certain costs and expenses that are included in cost of sales and selling, general, and administrative expense categories that should be disclosed with qualitative descriptions of amounts that are not separately disaggregated quantitatively. Additionally, the amendment requires disclosure of total amounts of selling expenses and an entity’s definition of selling expense. The update will be effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. In January 2025, the FASB issued ASU 2025-01 to clarify the effective date previously communicated. The revised effective date for public business entities is for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the potential impact of the adoption of ASU 2023-09 on its unaudited condensed consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurements of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in this update provide a practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under FASB Accounting Standards Codification 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collection are evaluated. ASU 2025-05 is effective for annual periods beginning for the fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. The Company is currently evaluating the potential impact of the adoption of ASU 2023-09 on its unaudited condensed consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Company is currently evaluating the potential impact of the adoption of ASU 2023-09 on its unaudited condensed consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (‘Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Company is currently evaluating the potential impact of the adoption of ASU 2023-09 on its unaudited condensed consolidated financial statements.

All other recently issued, but not yet effective, 2025 Accounting Standards Updates are not expected to have an effect on the Company.

●	Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date.

In March 2023, the FASB issued ASU No. 2023-01, Leases (Topic 842): Common Control Arrangements (“ASU 2023-01”) that is intended to improve the guidance for applying Topic 842 to arrangements between entities under common control. This ASU requires all entities (that is, including public companies) to amortize leasehold improvements associated with common control leases over the useful life to the common control group. The standard will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. If an entity adopts the amendments in an interim period, it must adopt them as of the beginning of the fiscal year that includes that interim period. Management has evaluated and concluded no material impact of this to the financial statements.

In October 2023, the FASB issued Accounting Standards Updates (“ASU”) No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, which amends the disclosure or presentation requirements related to various subtopics in the FASB Accounting Standards Codification (the “Codification”). This update will improve disclosure and presentation requirements of a variety of topics and align the requirements in the FASB codification with the SEC’s regulations. The Company is currently evaluating the potential effect of this ASU on its consolidated financial statements, but does not expect the impact to be material.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 expands disclosures about a public entity’s reportable segments and required more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker uses reported segment profit or loss information in assessing segment performance and allocating resources. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Management has evaluated and concluded no material impact of this to the financial statements as disclosed in “Segment Information”.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 720): Improvements to Income Tax Disclosures (“ASU 2023-09”), which prescribes standard categories for the components of the effective tax rate reconciliation and requires disclosure of additional information for reconciling items meeting certain quantitative thresholds, requires disclosure of disaggregated income taxes paid, and modifies certain other income tax-related disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 and allows for adoption on a prospective basis, with a retrospective option. The Company is currently evaluating the potential impact of the adoption of ASU 2023-09 on its consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-02, which removes references to the Board’s concepts statements from the FASB Accounting Standards Codification (the “Codification” or ASC). The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” The Company’s management does not believe the adoption of ASU 2024-02 will have a material impact on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that an entity disclose, in the notes to financial statements, specified information about certain costs and expenses. The amendment in the ASU is intended to enhance the transparency and decision usefulness to better understand the major components of an entity’s income statement. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of the new standard on its consolidated financial statements which is expected to result in enhanced disclosures.

All other recently issued, but not yet effective, 2024 Accounting Standards Updates are not expected to have an effect on the Company.